100 Huntington Avenue Tower 2, Floor 3 Mail Stop CPH0326 Boston, MA 02116

July 21, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Services

RE:	SA Funds – Investment Trust (the “Registrant”)
File Nos. 333-70423; 811-09195

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for each series of the SA Funds – Investment Trust. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant on July 1, 2015 to the Prospectus dated July 1, 2015.

If you have any questions, please contact me at (617) 662-1504.

/s/ Brian F. Link
Brian F. Link, Esq.
Vice President and Managing Counsel
State Street Bank and Trust Company

cc:	Christopher D. Stanley, Esq., Chief Legal Officer, SA Funds – Investment Trust R. Darrell Mounts, Esq., K&L Gates LLP